SUPPLEMENT TO THE PROSPECTUS The date of this supplement is March 11, 2022.

MFS® Blended Research® Growth Equity Fund

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

At a special shareholder meeting held on March 7, 2022, shareholders of the fund approved a proposal to reclassify the fund from diversified to non-diversified. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

Effective immediately, the following is added after the risk entitled “Focus Risk” in the sub-section entitled "Principal Risks" under the main heading entitled "Summary of Key Information":

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Effective immediately, the following is added after the sixth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks":

At a special shareholder meeting held on March 7, 2022, shareholders of the fund approved a proposal to reclassify the fund from diversified to non-diversified. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

Effective immediately, the following is added after the risk entitled “Focus Risk” in the sub-section entitled "Principal Risks" under the main heading entitled " Investment Objective, Strategies, and Risks":

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

1048035	1	BRW-SUP-I-031122